Assets Held for Sale and Discontinued Operations - Summary of Assets and Liabilities Held for Sale (Detail) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	$ 479	$ 1,048
Decommissioning Liabilities	151	$ 603
Deep Basin Segment [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Decommissioning Liabilities	151
Deep Basin Segment [Member] | E&E Asset [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	47
Deep Basin Segment [Member] | PP&E [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	$ 432